Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

Note 14 — Subsequent events

On January 8, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Uptown Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued the Investor an unsecured promissory note on January 8, 2021 in the original principal amount of $1,650,000 (the “Note”), convertible into ordinary shares, par value $0.00166667 per share, of the Company (the “Ordinary Shares”), for $1,500,000 in gross proceeds. The transaction contemplated by the Purchase Agreement closed on January 8, 2021. The Note bears interest at a rate of 9% per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Note includes an original issue discount of $150,000 along with $20,000 for Investor’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment.

On February 23, 2021, the Company entered into a Sales Agreement (the “Sales Agreement”) with A.G.P./Alliance Global Partners, as sales agent (the “Agent”), pursuant to which the Company may offer and sell, from time to time, through or to the Agent, as sales agent and/or principal (the “Offering”) up to $30,000,000 of its ordinary shares, par value $0.00166667 per share (the “Shares”). Any Shares offered and sold in the Offering will be issued pursuant to the Company’s Registration Statement on Form F-3 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) on February 23, 2021, and the sales agreement prospectus that forms a part of such Registration Statement, following such time as the Registration Statement is declared effective by the SEC, for an aggregate offering price of up to $200 million.

On February 23, 2020, the Board approved to register all the shares issuable under the Company’s 2018 Amended Option Plan in a registration statement on a Form S-8, representing 9,155,464 ordinary shares issuable under our Amended 2018 Stock Option Plan. As of the date hereof, the Company has issued certain options to the employees, advisors, and consultants of the Company under Plan to purchase in an aggregate amount of 9,155,464 Ordinary Shares the grants have been made under the plan as of the date hereof.

On April 9, 2021, the Company entered into a securities purchase agreement with YA II PN, LTD. (the “Investor”), pursuant to which the Investor purchases convertible notes (the “Notes”) in the principal amount of US$7,000,000 (the “Principal”), which shall be convertible into the Company’s ordinary shares (the “Ordinary Shares”) par value $0.00166667 per share, and a warrant (the “Warrant”) to purchase 571,429 Ordinary Shares (the “Offering”), for gross proceeds of approximately US$6,790,000. The Notes have a conversion price (the “Conversion Price”) of the lower of (i) US$3.675 per Ordinary Shares (the “Fixed Conversion Price”), or (ii) 90% of the lowest daily VWAP (as defined in the Note) during the 10 consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than the floor price of US$1.50 per ordinary share. The Principal will become due and payable 12 months from the date of closing (the “Maturity Date”) and bears an annual interest rate of 6% unless earlier converted or redeemed by the Company. At any time before the Maturity Date, the Investor may convert the Notes at its option into Ordinary Shares at the Conversion Price. The Company has the right, but not the obligation, to redeem (“Optional Redemption”) a portion or all amounts outstanding under the Notes prior to the Maturity Date at a cash redemption price equal to the outstanding Principal balance to be redeemed, plus the applicable redemption premium, plus accrued and unpaid interest; provided that the trading price of the ordinary shares is less than the Fixed Conversion Price and the Company provides Investor with at least 15 business days’ prior written notice of its desire to exercise an Optional Redemption. The Investor may convert all or any part of the Notes after receiving a redemption notice, in which case the redemption amount shall be reduced by the amount so converted. No public market currently exists for the Notes, and the Company does not intend to apply to list the Notes on any securities exchange or for quotation on any inter-dealer quotation system. The Notes contain customary events of default, indemnification obligations of the Company and other obligations and rights of the parties. The Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, and future securities offerings at lower prices with certain exception. The Offering will be conducted in two closings. The first closing consists of offer and sale of a Note in the principal amount of $4,000,000. The first closing occurred on April 9, 2021. The second closing consists of offer and sale of a Note in the principal amount of $3,000,000 and the Warrant. The second closing is expected to occur within five (5) trading days of the Company files its Form 20-F with the Securities and Exchange Commission (“SEC”) for the fiscal year ended December 31, 2020 in compliance with applicable rules and regulations promulgated by the SEC and is subject to various conditions. The Warrant will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $3.675. The Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, and future securities offerings at lower prices with certain exception. No public market currently exists for the Warrant, and the Company does not intend to apply to list the Warrant on any securities exchange or for quotation on any inter-dealer quotation system. The Notes and Warrant are and will be offered pursuant to the Company’s effective registration statement on Form F-3 (Registration Statement No. 333-253395) previously filed with the SEC and prospectus supplements thereunder.

On March 9, 2021, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $459,770 for a term of one year and at a fixed annual interest rates of 4.5%. The bank loan was guaranteed by Mr. Ban Lor.

On March 10, 2021, Powerbridge Zhuhai entered into a loan agreement with Guangfa Bank to obtain a loan of $2,298,851 for a term of one years and at a fixed annual interest rate of 5.3%, The bank loan was guaranteed by Mr. Ban Lor and the company’s account receivable of some programs was pledged to secure the loan.